Schedule of unobservable inputs in fair value measurement within level 2 (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Assets amortised cost	€ 6,412	€ 5,833
Liabilities amortised cost	12,695	11,818
Liabilities carrying amount	169	181
Equity	7,071	4,995
Total carrying amount	26,347	22,827
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	169	181
Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Assets amortised cost	266	575
Liabilities amortised cost
Liabilities carrying amount
Equity
Total carrying amount	266	575
Cash and cash equivalent [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Assets amortised cost	5,099	4,774
Liabilities amortised cost
Liabilities carrying amount
Equity
Total carrying amount	5,099	4,774
Trade receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Loan and other receivables [member]
IfrsStatementLineItems [Line Items]
Assets amortised cost	417	229
Liabilities amortised cost
Liabilities carrying amount
Equity
Total carrying amount	417	229
Loan and other receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Related party receivables [member]
IfrsStatementLineItems [Line Items]
Assets amortised cost	324
Liabilities amortised cost
Liabilities carrying amount
Equity
Total carrying amount	324
Related party receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Long term deposits [member]
IfrsStatementLineItems [Line Items]
Assets amortised cost	306	255
Liabilities amortised cost
Liabilities carrying amount
Equity
Total carrying amount	306	255
Long term deposits [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Assets amortised cost
Liabilities amortised cost	2,157	1,460
Liabilities carrying amount
Equity
Total carrying amount	2,157	1,460
Trade Payables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Other payables [member]
IfrsStatementLineItems [Line Items]
Assets amortised cost
Liabilities amortised cost	8,307	8,020
Liabilities carrying amount
Equity
Total carrying amount	8,307	8,020
Other payables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Loans bank borrowings [member]
IfrsStatementLineItems [Line Items]
Assets amortised cost
Liabilities amortised cost	1,795	1,887
Liabilities carrying amount
Equity
Total carrying amount	1,795	1,887
Loans bank borrowings [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Assets amortised cost
Liabilities amortised cost	436	451
Liabilities carrying amount
Equity
Total carrying amount	436	451
Lease liabilities [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value
Derivative financial liabilities [member]
IfrsStatementLineItems [Line Items]
Assets amortised cost
Liabilities amortised cost
Liabilities carrying amount	169	181
Equity
Total carrying amount	169	181
Derivative financial liabilities [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value	169	181
Other Equity Reserve [Member]
IfrsStatementLineItems [Line Items]
Assets amortised cost
Liabilities amortised cost
Liabilities carrying amount
Equity	7,071	4,995
Total carrying amount	7,071	4,995
Other Equity Reserve [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Fair value